ACQUIRED INTANGIBLE ASSETS, NET	12 Months Ended
Sep. 30, 2023
ACQUIRED INTANGIBLE ASSETS, NET
ACQUIRED INTANGIBLE ASSETS, NET

11.         ACQUIRED INTANGIBLE ASSETS, NET

Acquired intangible assets, net consist of the following:

	September 30,
	2022	2023
	RMB	RMB
Technology rights for licensed seeds	75,899	72,748
Others	4,739	4,739
	80,638	77,487
Accumulated amortization	(73,092)	(73,877)
Impairment provision	(4,557)	(3,610)

Acquired intangible assets, net	2,989	—

Amortization expenses for the years ended September 30, 2022 and 2023 were RMB0.79 million, and RMB 0.79 million respectively. The Company incurred impairment of acquired intangible assets of RMB 2.2 million for the year ended September 30, 2023. Then the acquired intangible assets, net is zero as of September 30, 2023.

The Company enters into technology transfer and usage agreements with strategic partners and pays up-front fees for the exclusive rights to certain seed technologies. Technology rights are amortized over an average usage period of 3 to 20 years and are charged to general and administrative expenses.